Compensation Options	12 Months Ended
Jan. 31, 2024
Compensation Options

11. Compensation Options

The following table summarizes the continuity of compensation options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding and exercisable, January 31, 2021	471,178	0.50	2.83
Granted (Notes 9(o), 9(p) and 9(q))	2,015,625	0.40	3.00

Outstanding and exercisable, January 31, 2023 and 2022	2,486,803	0.42	1.23 / 2.23
Expired	(471,178)	(0.50)	–

Outstanding and exercisable, January 31, 2024	2,015,625	0.40	0.32

At January 31, 2024, the following compensation options were outstanding and exercisable:

			Exercisable Into
Number of Compensation Options	Exercise Price $	Expiry Date	Common Shares	Share Purchase Warrants	Exercise Price	Expiry Date

1,967,750	0.40	May 28, 2024	1,967,750	1,967,750	$0.50	May 28, 2024
47,875	0.50	May 28, 2024	47,875	–	–	–
2,015,625			2,015,625	1,967,750

Compensation options are exercised by delivery of an election to purchase together with payment by the compensation option holder to the Company.

During the year ended January 31, 2022, the fair values of compensation options granted were determined using the Monte Carlo option pricing model, using the following assumptions:

•	Risk free interest rates: 0.50% to 0.61%
•	Volatility: 114% to 119%
•	Market prices of common shares on valuation date: $0.295 to $0.40
•	Expected dividends: Nil%
•	Expected life: Three (3) years
•	Exercise prices: $0.40 to $0.50